Loss per Share (Tables)	12 Months Ended
Dec. 31, 2017
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	For the years ended December 31,
	2017	2016	2015
Net loss	(3,235)	(24,623)	(8,956)

Weighted average common shares outstanding – basic	35,845,890	20,553,007	10,773,404
Net loss per common share – basic	$(0.09)	$(1.20)	$(0.83)